Consolidated Statements of Temporary Equity and Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Equity issuance costs of CTAC shares recapitalized	$ 15,912	$ 15,943
Equity issuance costs of private offering and merger financing	7,718	8,123
Issuance costs of equity portion of convertible debt	$ 224	384
Sponsor shares of equity portion of convertible debt		683
Deferred tax liability of equity portion of convertible debt		$ 3,999